BACKGROUND	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]

NOTE 1 – BACKGROUND

AutoChina International Limited (the “Company” or “AutoChina”) is a holding company whose only business operations are conducted through its wholly owned subsidiary, AutoChina Group Inc. (“ACG”). ACG’s operations consist of the commercial vehicle sales, servicing, leasing and support segment, which provides financing to customers to purchase commercial vehicles and related services.

In February 2012, the Company established Beijing Alliance Kaiyuan Information Processing Co., Ltd. (“Kaiyuan Information Processing”) in the PRC. However it has not commenced any operations.

On January 27, 2012, the Company’s board of directors declared a one-time special cash dividend in the amount of $0.25 per share and that was paid on February 15, 2012, to all shareholders of record as of the close of business on February 8, 2012. The total amount of cash distributed in the dividend was $5,885 and was deducted from retained earnings in the first quarter of 2012.

On January 27, 2012, the Company’s board of directors also declared a 3-for-2 stock split in the form of a stock dividend (“Stock Dividend”) and which was to be paid on February 16, 2012, to all shareholders of record as of the close of business on February 8, 2012. However, FINRA determined that the Stock Dividend could not be distributed to street name holders through the Depository Trust Company. As a result, on March 21, 2012, the board of directors determined to cancel the Stock Dividend and all shares issued pursuant to the Stock Dividend have been cancelled.

The following financial statement amounts and balances of the VIEs were included in the accompanying condensed consolidated financial statements as of June 30, 2012 and December 31, 2011 and for the three months and six months ended June 30, 2012 and 2011:

	June 30,	December 31,
	2012	2011
	(unaudited)

Total assets	$280,591	$316,282
Total liabilities	129,726	170,124

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Revenues	$9,851	$48,694	$18,397	$97,012
Net income	2,229	14,927	2,935	24,312

The Company owns a store branch network in different regions of China to provide commercial vehicle sales and services which include leasing services, general support services, licensing and permit services, insurance services and registration services, to its lessee. As of June 30, 2012, the Company has 514 stores in 26 provinces or provincial-level regions.

The Company launched its own insurance agency business in December 2011 and has signed agreements with four major insurance companies in China to sell insurance: China United Property Insurance Company Limited, Sinosafe General Insurance Co. Ltd. (Hua An Insurance), Ping An Insurance (Group) Company of China, Ltd., and China Life Property and Casualty Insurance Company Limited. AutoChina’s 514 store locations are each licensed to sell insurance from these carrier partners, and as of June 30, 2012, the Company also operated 17 new insurance agency branch offices solely dedicated to this service in appropriate markets.